Distillate International Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Brazil - 2.8%
PRIO SA (a)	36,586	$283,687
Telefonica Brasil SA	64,500	366,235
TIM SA	79,868	320,329
		970,251

Canada - 6.1%
Canadian Natural Resources, Ltd.	14,175	444,624
CGI, Inc.	2,635	276,168
Gildan Activewear, Inc.	4,811	236,583
Magna International, Inc.	6,346	245,019
Open Text Corporation	10,702	312,080
TFI International, Inc.	3,441	308,265
Tourmaline Oil Corporation	6,647	320,050
		2,142,789

China - 9.8%
BYD Company, Ltd. - Class H	27,000	421,338
CMOC Group, Ltd. - Class H	309,000	314,117
JD Logistics, Inc. (a)(b)	156,000	261,126
JD.com, Inc. - Class A	29,500	480,643
Kingsoft Corporation, Ltd.	48,400	252,173
Kuaishou Technology (a)(b)	46,700	376,574
Li Ning Company, Ltd.	115,500	248,950
MINISO Group Holding, Ltd.	50,000	226,752
Shenzhou International Group Holdings, Ltd.	37,900	269,404
Yangzijiang Shipbuilding Holdings, Ltd.	158,800	276,792
ZTO Express Cayman, Inc.	15,900	280,529
		3,408,398

Denmark - 3.6%
Carlsberg AS - Class B	2,415	340,983
DSV AS	1,730	414,277
Genmab AS (a)	1,194	247,036
Pandora AS	1,440	251,940
		1,254,236

France - 11.5%
Bureau Veritas SA	8,064	273,943
Capgemini SE	1,688	287,410
Cie de Saint-Gobain SA	3,461	404,806
Cie Generale des Etablissements Michelin SCA	9,157	339,021
Danone SA	4,690	381,850
Eiffage SA	2,429	340,014
Legrand SA	2,306	307,232
LVMH Moet Hennessy Louis Vuitton SE	988	515,630
Publicis Groupe SA	3,340	375,128
Teleperformance SE	2,604	251,627
Vinci SA	3,673	539,373
		4,016,034

Germany - 4.9%
Brenntag SE	4,454	293,831
Deutsche Boerse AG	1,146	372,494
Heidelberg Materials AG	1,624	380,217
Merck KGaA	3,149	406,609
Zalando SE (a)(b)	7,827	256,796
		1,709,947

Hong Kong - 1.8%
Geely Automobile Holdings, Ltd.	156,000	317,167
WH Group, Ltd. (b)	321,500	309,213
		626,380

Indonesia - 1.1%
Telkom Indonesia Persero Tbk PT	2,195,800	375,998

Ireland - 0.9%
DCC PLC	4,572	296,221

Italy - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	4,875	305,582

Japan - 19.2%
Astellas Pharma, Inc.	37,200	364,802
Denso Corporation	23,900	322,731
Japan Tobacco, Inc.	12,600	370,555
Komatsu, Ltd.	11,400	373,857
MatsukiyoCocokara & Company	13,700	281,455
MinebeaMitsumi, Inc.	20,100	294,518
Murata Manufacturing Company, Ltd.	21,500	320,613
Nexon Company, Ltd.	15,300	308,235
Nidec Corporation	13,400	260,217
Niterra Company, Ltd.	7,200	239,261
Nitto Denko Corporation	13,500	260,897
Ono Pharmaceutical Company, Ltd.	27,600	297,888
Otsuka Corporation	14,100	286,646
Otsuka Holdings Company, Ltd.	5,700	282,188
SCREEN Holdings Company, Ltd.	3,500	284,953
Secom Company, Ltd.	8,400	301,410
Shimano, Inc.	1,500	217,090
Shin-Etsu Chemical Company, Ltd.	12,100	399,745
Shionogi & Company, Ltd.	17,600	316,068
Suntory Beverage & Food, Ltd.	7,400	236,173
Suzuki Motor Corporation	28,300	341,493
Yokogawa Electric Corporation	12,700	338,942
		6,699,737

Mexico - 5.8%
America Movil SAB de CV (a)	683,009	607,376
Cemex SAB de CV	451,800	310,654
Fomento Economico Mexicano SAB de CV	32,096	327,960
Grupo Mexico SAB de CV - Class B	74,554	446,921
Wal-Mart de Mexico SAB de CV	101,731	334,293
		2,027,204

Netherlands - 1.0%
Euronext NV (b)	2,052	349,507

Norway - 1.6%
Mowi ASA	15,915	306,043
Norsk Hydro ASA	41,577	236,404
		542,447

Poland - 0.8%
LPP SA	71	288,224

South Africa - 2.1%
Gold Fields, Ltd.	17,446	408,170
Harmony Gold Mining Company, Ltd.	24,428	336,511
		744,681

South Korea - 8.3%
Kia Corporation	7,352	527,867
LG Electronics, Inc.	6,223	340,291
Samsung C&T Corporation	3,166	378,625
Samsung Electronics Company, Ltd. - GDR	623	685,923
SK Hynix, Inc.	4,486	970,593
		2,903,299

Sweden - 5.4%
Assa Abloy AB - Class B	8,888	275,302
Essity AB - Class B	9,500	261,164
H & M Hennes & Mauritz AB - Class B	23,507	327,802
Sandvik AB	13,487	306,947
SKF AB - Class B	12,260	279,279
Volvo AB - Class B	15,626	435,149
		1,885,643

Switzerland - 3.5%
Novartis AG	4,322	522,169
Roche Holding AG - ADR	16,943	690,597
		1,212,766

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,275	515,265

United Kingdom - 6.2%
Auto Trader Group PLC (b)	20,749	234,405
British American Tobacco PLC - ADR	14,760	698,591
Bunzl PLC	9,533	303,075
Imperial Brands PLC	10,662	420,349
Intertek Group PLC	3,576	232,278
JD Sports Fashion PLC	237,034	288,245
		2,176,943
TOTAL COMMON STOCKS (Cost $31,061,493)		34,451,552

PREFERRED STOCKS - 1.0%	Shares	Value
Germany - 1.0%
Dr Ing hc F Porsche AG, 0.00% (b)	7,100	349,541
TOTAL PREFERRED STOCKS (Cost $483,115)		349,541

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(d)	138	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.25% (e)	68,613	68,613
TOTAL SHORT-TERM INVESTMENTS (Cost $68,613)		68,613

TOTAL INVESTMENTS - 100.0% (Cost $31,613,221)		34,869,706
Other Assets in Excess of Liabilities - 0.0% (c)		5,420
TOTAL NET ASSETS - 100.0%		$34,875,126
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $2,137,162 or 6.1% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Distillate International Fundamental Stability & Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$34,451,552	$–	$–	$34,451,552
Preferred Stocks	349,541	–	–	349,541
Warrants	–	–	0	0
Money Market Funds	68,613	–	–	68,613
Total Investments	$34,869,706	$–	$0	$34,869,706

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.